LOAN FROM A FORMER RELATED COMPANY	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
LOAN FROM A FORMER RELATED COMPANY

21.	LOAN FROM A FORMER RELATED COMPANY

	As of March 31,
	2025	2026
	HK$’000	HK$’000

Loan from a former related company[1]	150	-

With effect from October 18, 2023, ECGO International Limited, the former related company, is no longer a substantial shareholder of one of the shareholders of the Company as it has disposed the corresponding equity shares.

[1] The amount is unsecured, interest-free and repayable on demand.